T- REX 2X LONG BITCOIN DAILY TARGET ETF
Consolidated Schedule of Investments	September 30, 2025 (unaudited)

	Shares	Value
MONEY MARKET FUND - 9.97%
First American Treasury Obligations Fund - Institutioanl Class 4.01%(A)	6,109,805	$6,109,805
(Cost: $6,109,805)
TOTAL INVESTMENTS - 9.97%		6,109,805
(Cost: $6,109,805)

Other Assets, Net of Liabilities - 90.03%(B)		55,168,238

TOTAL NET ASSETS - 100.00%		$61,278,043

CONSOLIDATED SCHEDULE OF SWAP CONTRACTS(C)
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC.	iShares Bitcoin Trust ETF	Receive	OBFR01(D)+500bps	Monthly	12/15/2025	$67,815,930	$2,864,284
Clear Street Derivatives, LLC.	iShares Bitcoin Trust ETF	Receive	OBFR01(D)+300bps	Monthly	7/31/2026	54,799,160	(640,866)
TOTAL RETURN SWAP CONTRACTS						$122,615,090	$2,223,418

(A) Effective 7 day yield as of September 30, 2025.
(B) Includes cash which is being held as collateral for total return swap contracts.
(C) All or a portion of these investments are a holding of the T-Rex 2X Long Bitcoin Daily Target (Cayman) Portfolio S.P. subsidiary.
(D) OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2025:

		Level 2	Level 3
		Other	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Money Market Fund	$6,109,805	$-	$-	$6,109,805
Net Unrealized Appreciation on
Total Return Swap Contracts	-	2,223,418	-	2,223,418
	$6,109,805	$2,223,418	$-	$8,333,223